Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Related Party Transactions Details
Salaries
Short-term employee benefits	486	465
Stock-based compensation	1,006,805	1,496,453
Total	$ 1,007,291	$ 1,496,918